                                  SCHEDULE 14A
                                   (RULE 14A)
                    INFORMATION REQUIRED IN PROXY STATEMENT
                            SCHEDULE 14A INFORMATION
          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                              EXCHANGE ACT OF 1934
                             (AMENDMENT NO.      )

Filed by the Registrant  /X/

Filed by a Party other than the Registrant  / /

Check the appropriate box:

/ /  Preliminary Proxy Statement                / /  CONFIDENTIAL, FOR USE OF THE COMMISSION
                                                     ONLY (AS PERMITTED BY RULE 14A-6(E)(2))
/X/  Definitive Proxy Statement
/ /  Definitive Additional Materials
/ /  Soliciting Material Pursuant to sec.240.14a-11(c) or sec.240.14a-12

                             Fifth Third Bancorp
                (NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)


Payment of Filing Fee (Check the appropriate box):
/X/  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), 14a-6(i)(2) or
     Item 22(a)(2) of Schedule 14A.
/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
/ /  Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

     (1) Title of each class of securities to which transaction applies:
               Not Applicable

     (2) Aggregate number of securities to which transaction applies:
               Not Applicable

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):
               Not Applicable

     (4) Proposed maximum aggregate value of transaction:
               Not Applicable

     (5) Total fee paid:
               Not Applicable

/ /  Fee paid previously with preliminary materials.

/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     (1) Amount Previously Paid:
               Not Applicable

     (2) Form, Schedule or Registration Statement No.:
               Not Applicable

     (3) Filing Party:
               Not Applicable

     (4) Date Filed:
               Not Applicable

                         [FIFTH THIRD BANCORP - LOGO]

                             FIFTH THIRD BANCORP

                           CINCINNATI, OHIO  45263

                   NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

                                                               February 10, 1995

To the Stockholders of Fifth Third Bancorp:

  You are cordially invited to attend the Annual Meeting of the Stockholders of Fifth Third Bancorp to be held at the offices of The Fifth Third Bank, William
S. Rowe Building, 38 Fountain Square Plaza, Cincinnati, Ohio on Tuesday, March 21, 1995 at 11:30 a.m. for the purposes of considering and acting on the following:

  (1) Election of five (5) Class III Directors to serve until the Annual Meeting of Stockholders in 1998.

  (2) To act upon a proposal described in the attached Proxy Statement to amend Article Fourth of the Amended Articles of Incorporation to increase the authorized number of shares of Common Stock, without par value, from 100,000,000 shares to 140,000,000 shares and to increase the authorized number of shares of preferred stock without par value from 500,000 shares to 3,500,000 shares. The proposed Amendment is attached as Annex 1 to the Proxy Statement and incorporated therein by reference.

  (3) To act upon the proposal described in the Proxy Statement to adopt an amendment to the Amended 1990 Stock Option Plan which provides that the aggregate number of shares of Common Stock which may be issued under the Plan shall be increased by 1 million shares. The proposed amendment is included on the last page of the Proxy Statement as Annex 2.

  (4) Approval of the appointment of the firm of Deloitte & Touche LLP to serve as independent auditors for the Company for the year 1995.

  (5) Transaction of such other business that may properly come before the Meeting or any adjournment thereof.

  Stockholders of record at the close of business on February 1, 1995 will be entitled to vote at the Meeting.

  ALL PERSONS WHO FIND IT CONVENIENT TO DO SO ARE INVITED TO ATTEND THE MEETING IN PERSON. IN ANY EVENT, PLEASE SIGN AND RETURN THE ENCLOSED PROXY WITH THIS NOTICE AT YOUR EARLIEST CONVENIENCE.

                                              By Order of the Board of Directors

                                              MICHAEL K. KEATING
                                              Secretary

                              FIFTH THIRD BANCORP
                            38 FOUNTAIN SQUARE PLAZA
                            CINCINNATI, OHIO  45263
                                PROXY STATEMENT

  The Board of Directors of Fifth Third Bancorp (the "Company") is soliciting proxies, the form of which is enclosed, for the Annual Meeting of Stockholders to be held on March 21, 1995. Each of the _______________ shares of Common Stock outstanding on February 1, 1995 is entitled to one vote on all matters acted upon at the Meeting, and only Stockholders of record on the books of the Company at the close of business on February 1, 1995 will be entitled to vote at the Meeting, either in person or by proxy. The shares represented by all properly executed proxies which are sent to the Company will be voted as designated and each not designated will be voted affirmatively. Each person giving a proxy may revoke it by giving notice to the Company in writing or in open meeting at any time before it is voted.

  The laws of Ohio under which the Company is incorporated provide that if notice in writing is given by any Stockholder to the President, a Vice President, or the Secretary of the Company not less than forty-eight (48) hours before the time fixed for holding a meeting of Stockholders for the purpose of electing Directors that such Stockholder desires that the voting at such election shall be cumulative, and if an announcement of the giving of such notice is made upon the convening of the meeting by the Chairman or Secretary or by or on behalf of the Stockholder giving such notice, each Stockholder shall have the right to cumulate such voting power as he possesses in voting for Directors.

  The expense of soliciting proxies will be borne by the Company. Proxies will be solicited principally by mail, but may also be solicited by the Directors, Officers, and other regular employees of the Company, who will receive no compensation therefor in addition to their regular compensation. Brokers and others who hold stock on behalf of others will be asked to send proxy material to the beneficial owners of the stock, and the Company will reimburse them for their expenses.

  The Annual Report of the Company for the year 1994, including financial statements, has been mailed to all Stockholders. Such report and financial statements are not a part of this Proxy Statement.

                           CERTAIN BENEFICIAL OWNERS

  Under Section 13(d) of the Securities Exchange Act of 1934, a beneficial owner of a security is any person who directly or indirectly has or shares voting power or investment power over such security. Such beneficial owner under this definition need not enjoy the economic benefit of such securities. The following are the only Stockholders deemed to be beneficial owners of 5% or more of the Common Stock of the Company as of December 31, 1994.

                              NAME AND ADDRESS OF                        AMOUNT AND NATURE            PERCENT
TITLE OF CLASS                  BENEFICIAL OWNER                      OF BENEFICIAL OWNERSHIP         OF CLASS
Common Stock            Cincinnati Financial Corporation                    13,062,905  (1)             20.19
                        6200 South Gilmore
                        Fairfield, Ohio  45014

Common Stock            Fifth Third Bancorp                                 ------------(2)              -----
                        Subsidiary Banks
                        38 Fountain Square Plaza
                        Cincinnati, Ohio  45263

Common Stock            The Western-Southern Life Insurance Co.              4,425,255 (3)               6.84
                        400 Broadway
                        Cincinnati, Ohio  45202

(1) Cincinnati Financial Corporation owns 9,890,700 shares of the Common Stock of the Company. Cincinnati Insurance Company, a subsidiary of Cincinnati
     Financial Corporation, owns 2,695,000 shares.   Cincinnati Casualty
     Company, another subsidiary, owns 210,000 shares. Cincinnati Life Insurance Company, another subsidiary of Cincinnati Financial Corporation, owns 204,300 shares. In addition, Mr. John J. Schiff, Jr., a Director of the Company who is Chairman and Director of Cincinnati Financial Corporation, individually beneficially owns 65,440 shares and Mr. Robert
     B. Morgan, a Director of the Company, who is President and Director of Cincinnati Financial Corporation and Cincinnati Insurance Company individually beneficially owns 12,965 shares. Also affiliated is a trust in which John J. Schiff, Jr. and Thomas R. Schiff are trustees which owns 4,500 shares.

(2) There are five wholly-owned bank subsidiaries of the Company, which are beneficial owners of ________________ shares. The banks hold these shares in a fiduciary capacity under numerous trust relationships none of which relates to more than 5% of the shares, and have sole or shared voting power, and sole or shared investment decision over these shares. The banks also hold shares in a non-discretionary capacity, and disclaim any beneficial interest in all shares held in these capacities.

(3) The Western-Southern Life Insurance Co. owns 664,722 shares of the Common Stock of the Company. Waslic Delaware Company II, a subsidiary of The Western-Southern Life Insurance Co., owns 3,746,850 shares. In addition, Mr. John F. Barrett, a Director, President and Chief Operating Officer of The Western-Southern Life Insurance Co., and a Director of the Company individually beneficially owns 13,683 shares.



                             ELECTION OF DIRECTORS

  In accordance with the Company's Code of Regulations, the Board of Directors is classified into three classes as nearly equal in number as the then total number of Directors constituting the whole Board permits. Each class is to be elected to separate three year terms with each term expiring in different years. At each Annual Meeting the Directors or nominees constituting one class are elected for a three-year term. The term of those Directors listed below as Class III expires at the Annual Meeting on March 21, 1995 and this Class contains the nominees to be elected to serve until the Annual Meeting of Stockholders in 1998. Any vacancies that occur after the Directors are elected may be filled by the Board of Directors in accordance with law for the remainder of the full term of the vacant directorship.

  In accordance with a retirement policy of the Board of Directors of both the Company and The Fifth Third Bank, Mr. Nolan W. Carson, a Director of both the Company and the Bank, has indicated his intention to retire from his respective Directorship prior to the Annual Meeting. Mr. Carson has generously given 14 years of valuable service to the Company and the Bank as a Director. Mr. Carson is currently a Class III Director with a term expiring in 1995.

  During 1994, Mr. J. Kenneth Blackwell found it necessary to resign as Director of both the Company and the Bank because of his responsibilities and conflict with public office. Mr. Thomas L. Dahl has found it necessary to resign as a Director of both the Company and the Bank to pursue other interests. Their contributions to the success of the Company and the Bank have been most valuable. Additionally, Mr. H. David Hale, formerly Chairman and President of The Cumberland Federal Bancorporation and Cumberland Federal Savings Bank was elected as a Director at the September, 1994 meeting and resigned to pursue other interests.

  The Board of Directors intends to nominate for election as Class III Directors the five persons listed below, all of whom are presently serving as Class III Directors of the Company. It is the intention of the persons named in the Proxy to vote for the election of all nominees named. If any nominee(s) shall be unable to serve, which is not now contemplated, the proxies will be voted for such substitute nominee(s) as the Board of Directors recommends. Nominees receiving the five highest totals of votes cast in the election will be elected as directors. Proxies in the form solicited hereby which are returned to the Company will be voted in favor of the five nominees specified below unless otherwise instructed by the stockholder. Abstentions and shares not voted by brokers and other entities holding shares on behalf of beneficial owners will not be counted and will have no effect on the outcome of the election.

  The following table sets forth similar information with respect to each Class III Director, all of whom are nominees for re-election at the Annual Meeting,except Mr. Nolan W. Carson.

                              CLASS III DIRECTORS
                              (Terms Expire 1995)

                                                                                                       SHARES OF COMMON STOCK
                                                                                                           OF THE COMPANY
                                                                                                        BENEFICIALLY OWNED ON
                                                                                                        DECEMBER 31, 1994(1)
                                                                                            DIRECTOR
NAME, AGE AND PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS                                SINCE        NUMBER(5)     PERCENT
                                                                                                                        OF CLASS
- - ---------------------------------------------------------------------------------------------------------------------------------
(2)  CLEMENT L.  BUENGER, 68,  Retired as  Chairman of  the Fifth Third Bancorp
and The Fifth  Third Bank in March,  1993.  Retired     as CEO of Fifth  Third
Bancorp  and  The  Fifth  Third Bank  in  January,  1991. Formerly, President of
Fifth Third Bancorp and The Fifth Third Bank.                                                 1971      265,100       .0041
Director of Cincinnati Gas & Electric Company

NOLAN W.  CARSON, 70, Of  counsel, Dinsmore &  Shohl, Attorneys at  Law and counsel to Fifth  Third Bancorp, since December,  1994.  Formerly, Mr. Carson
was a partner, Dinsmore & Shohl.                                                              1982       28,052       .0004

GERALD  V. DIRVIN, 57, Retired  April, 1994 as Executive Vice President and
Director,  The Procter & Gamble Company, manufacturers of household and consumer products,  which  position  Mr.  Dirvin  has  held  since January,
1990.  Formerly, Mr. Dirvin was Senior Vice President.                                        1989        7,850       .0001
Director of Cintas Corporation and Northern Telecom Ltd.

IVAN W. GORR, 65, Retired in October, 1994 as Chairman and CEO,  Cooper
Tire & Rubber Company, a manufacturer of tires and rubber products.
Director  of Amcast  Industrial  Corporation,  Arvin Industries,  Inc.,                       1991       4,852        .0001
Cooper Tire & Rubber Company, and OHM Corporation.

(2)  JOSEPH  H. HEAD,  JR., 62,  Chairman, CEO  and Director,  Atkins &
Pearce,  Inc.,  manufacturer  of  industrial  textiles,  since January,
1990.   Formerly, Mr. Head was a Partner  with Graydon, Head & Ritchey,                       1987       44,188       .0007
Counsel to The Fifth Third Bank.
Director of Baldwin Piano & Organ Co.

(2) WILLIAM J. KEATING, 67, Retired Chairman and Publisher, The
Cincinnati Enquirer, a regional newspaper, since March, 1990.
Previously, Mr. Keating was President and Chief Executive Officer,                            1980       41,949       .0006
Detroit Newspaper Agency.
Director of The Midland Co.

  The following tables set forth similar information with respect to incumbent Directors in Classes I and II of the Board of Directors who are not nominees for re-election at the Annual Meeting.

                                                         CLASS I DIRECTORS
                                                        (Terms Expire 1996)
                                                                                                       SHARES OF COMMON STOCK
                                                                                                           OF THE COMPANY
                                                                                                        BENEFICIALLY OWNED ON
                                                                                                        DECEMBER 31, 1994(1)

                                                                                            DIRECTOR
NAME, AGE AND PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS                                SINCE      NUMBER(5)     PERCENT OF
                                                                                                                         CLASS
MILTON  C.  BOESEL, JR.,  66,  Counsel,  Ritter,  Robinson, McCready  &
James, Attorneys  at Law,  Toledo, Ohio, formerly,  Ritter, Boesel  and                     1989       10,158         .0002
Robinson.

THOMAS  B. DONNELL, 48, Chairman,  The Fifth Third Bank of Northwestern
Ohio, National Association  (Toledo, Ohio),  the resulting  institution from the November 12,  1991 merger of Fifth Third  Bank of Northwestern
Ohio,  N.A.,  and Fifth  Third  Bank of  Toledo,  N.A.   Formerly,  Mr.
Donnell was  Chairman since  November 1989  and, previously,  President                     1984      138,597         .0021
and CEO of The Fifth Third Bank of Northwestern Ohio, N.A.

JOAN  R.  HERSCHEDE,  55,  President and  CEO  of  The Frank  Herschede
Company, retailer of jewelry, china, crystal and silver.                                    1991        4,050         .0001

WILLIAM G.  KAGLER,  62, Chairman  of the  Executive  Committee of  the
Board and Director  of Skyline Chili Inc., a restaurant and frozen food product manufacturer, since  November, 1994.  Formerly,  Mr. Kagler was
Chairman, CEO and Director of Skyline Chili, Inc.  since November, 1992                     1983       14,145         .0002
and President,  Kagler &  Associates, Inc.,  a consulting firm  serving
the food  industry.   Previously,  Mr. Kagler  was  President, CEO  and
Director of Skyline Chili, Inc.
Director  of  The Union  Central  Life  Insurance  Company, The  Ryland
Group, Inc., and The Future Now, Inc.

JAMES D.  KIGGEN, 62, Chairman,  President and Chief  Executive Officer
and Director, Xtek, Inc., manufacturer of hardened steel parts.                             1982       22,819         .0004
Director of Cincinnati Bell, Inc. and United States Playing Card Co.

MICHAEL  H.   NORRIS,  58,  Retired as President   and  Director,  The
Deerfield Manufacturing  Company, a  fabricator of  sheet  metal stampings, deep drawn parts and assemblies, and as Group Vice President
and Director of The Ralph J. Stolle Company, since January 1994.                            1985       14,587         .0002

DENNIS  J. SULLIVAN, JR., 62,  Executive Counselor of Dan Pinger Public
Relations,  Inc., a  public  relations  agency, since  February,  1993.
Formerly,   Executive  Vice  President,  Chief  Financial  Officer  and
Director  of  Cincinnati  Bell,  Inc.  and  Cincinnati  Bell  Telephone                     1984       19,764         .0003
Company.
Director of Community Mutual Insurance  Company, Access Corporation and
The Future Now, Inc.

                               CLASS II DIRECTORS
                              (Terms Expire 1997)

                                                                                                       SHARES OF COMMON STOCK
                                                                                                           OF THE COMPANY
                                                                                                        BENEFICIALLY OWNED ON
                                                                                                        DECEMBER 31, 1994(1)

                                                                                          DIRECTOR
NAME, AGE AND PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS                               SINCE     NUMBER(5)     PERCENT
                                                                                                                   OF CLASS
(3) JOHN F.  BARRETT, 45, President,  CEO and Director of  The Western-
Southern Life Insurance  Co. since  March, 1994.   Formerly,  President
and COO,  The Western-Southern Life Insurance Co. since November, 1989.                      1988       13,683       .0002
Director of Cincinnati Bell, Inc.

RICHARD T.  FARMER, 60, Chairman, Chief Executive Officer and Director,
Cintas Corporation,  a service company  that designs, manufactures  and
implements corporate identity uniform programs.                                              1982       27,655       .0004
Director of Safety-Kleen Corp.

(2) JOHN D. GEARY, 68, Retired as President,  Midland Enterprises Inc.,
a company engaged in inland waterway transportation, in June, 1988.                          1977       20,288       .0003

(3)  ROBERT  B. MORGAN,  60,  President,  Chief  Executive Officer  and
Director of Cincinnati  Financial Corporation and Cincinnati  Insurance
Company  since April, 1991.   Previously, Mr. Morgan  was President and
Director  of Cincinnati Financial  Corporation and Cincinnati Insurance                      1986       12,965       .0002
Company.

BRIAN  H. ROWE,  63, Chairman,  GE Aircraft  Engines, General  Electric
Company since September, 1993.  Previously, Mr. Rowe  was President and
CEO,  GE Aircraft Engines, General Electric Company since August, 1991.
Formerly,  Mr. Rowe was  Senior Vice President of  GE Aircraft Engines,                      1980       13,873       .0002
General Electric Company.

(2) GEORGE A. SCHAEFER, JR., 49, President and  Chief Executive Officer
of Fifth  Third Bancorp and The  Fifth Third Bank since  January, 1991.
Previously, Mr. Schaefer  was President and Chief Operating  Officer of
the Fifth Third Bancorp and The Fifth Third Bank.
                                                                                             1988       212,517      .0033
(3) JOHN J.  SCHIFF, JR., 51, Chairman  and Director, John J.  & Thomas
R. Schiff &  Co., Inc., an insurance  agency, Chairman and  Director of
Cincinnati Financial Corporation and Cincinnati Insurance Company.                           1983       65,440       .0010
Director of Cincinnati Gas  & Electric Company, Standard  Register Co.,
and Cincinnati Bengals.

DUDLEY S. TAFT, 54, President and Director, Taft Broadcasting Company,
owner and operator of television broadcasting stations since October,                        1981       19,273       .0003
1987.
Director of Cincinnati Gas & Electric Company, The Union Central Life
Insurance Company, United States Playing Card Co., and The Future Now,
Inc.

(4)  All Directors and Executive Officers as a Group (25 persons)                                    1,228,362       .0190







                                                                       -5-

(1) As reported to Fifth Third Bancorp by the Directors as of the date stated. Includes shares held in the name of spouses, minor children, certain relatives, trusts, estates and certain affiliated companies as to which beneficial ownership may be disclaimed.

(2)  Members of the Executive Committee of the Board of Directors.

(3) Messrs. Morgan and Schiff, Jr. are Directors of Cincinnati Financial Corporation and Mr. Barrett is a Director of The Western-Southern Life Insurance Co., whose holdings of Company shares with their affiliates are more fully set forth above under the caption "Certain Beneficial Owners" in this Proxy Statement.

(4) The shares of Fifth Third Bancorp held by its wholly-owned bank subsidiaries in a fiduciary capacity, as set forth above under the caption "Certain Beneficial Owners" in this Proxy Statement, are not included in these totals.

(5) The amounts shown represent the total shares owned outright by such individuals together with shares which are issuable upon the exercise of currently exercisable, but unexercised stock options. Specifically, the following individuals have the right to acquire the shares indicated after their names, upon the exercise of such stock options: Mr. Barrett, 7,125; Mr. Boesel, 7,125; Mr. Buenger, 1,500; Mr. Carson 1,500; Mr. Dirvin, 7,125; Mr. Donnell, 3,375; Mr. Farmer, 7,125; Mr. Geary, 4,875; Mr. Gorr, 3,750; Mr. Head, 12,188; Ms. Herschede, 1,500; Mr. Kagler, 1,500; Mr. Keating, 1,500; Mr.
Kiggen, 12,188; Mr. Morgan, 12,188; Mr. Norris, 4,587; Mr. Rowe, 9,188; Mr.
Schaefer, 102,500; Mr.  Schiff, 3,750; Mr. Sullivan, 1,500; Mr. Taft, 1,500.

_____________________________________________

                      BOARD OF DIRECTORS, ITS COMMITTEES,
                             MEETINGS AND FUNCTIONS

  The Board of Directors of Fifth Third Bancorp met four times during 1994. Except for Messrs. Boesel, Donnell, and Gorr, each of the Directors of Fifth Third Bancorp is also a member of the Board of Directors of The Fifth Third Bank which meets once each month. Fifth Third Bancorp has an Executive Committee consisting of Messrs. Buenger, Carson, Geary, Head, Keating and Schaefer which meets only on call. While this Committee has, under Ohio law, the powers to act between meetings of the Board on virtually all matters that the Board could act upon, it is not considered as an active committee by Fifth Third Bancorp, but reserves its function for emergency purposes. The Executive Committee did not meet in 1994. Fifth Third Bancorp has a Compensation and Stock Option Committee, consisting of Messrs. Dahl, Dirvin, Geary, and Schiff, which met three times during 1994. The Board of Directors does not have a nominating committee.

  The Audit Committee of Fifth Third Bancorp serves in a dual capacity as the Audit Committee of The Fifth Third Bank, meeting in formal meetings in March, July and November as well as informally at other times. Three formal meetings were held during 1994. One of the functions of this Committee is to carry out the statutory requirements of a bank audit committee as prescribed under Ohio law. Other functions include the engagement of independent auditors, reviewing with those independent auditors the plans and results of the audit engagement of the Company, reviewing the scope and results of the procedures for internal auditing, reviewing the independence of the independent auditors and similar functions. The Audit Committee members for 1994 were Messrs. Carson, Gorr, Kiggen, Sullivan and Mrs. Herschede.

  Of the Members of the Board of Fifth Third Bancorp, only Mr. Farmer attended less than 75% of the aggregate meetings of the Board during 1994.

                             EXECUTIVE COMPENSATION

SUMMARY

  The following table is a summary of certain information concerning the compensation awarded or paid to, or earned by, the Company's chief executive officer and each of the Company's other four most highly compensated executive officers (the "named executives") during each of the last three fiscal years.

                           SUMMARY COMPENSATION TABLE


                                             Annual Compensation              Long Term
                                                                             Compensation
- - -------------------------------------------------------------------------------------------------------------
                                                                                Shares            All Other
Name and Principal Position      Year      Salary ($)(1)     Bonus ($)        Underlying         Compensation
                                              (1)                               Options           ($)   (2)
- - -------------------------------------------------------------------------------------------------------------
George A. Schaefer, Jr.          1994           619,333      360,000             40,000            139,555
President and Chief Executive    1993           539,092      260,000             40,000            119,864
Officer                          1992           492,578      225,000             30,000             92,475

George W. Landry                 1994           335,621      160,000             15,000             70,626
Executive Vice President         1993           299,290      125,000             15,000             63,644
                                 1992           255,914      105,000             10,000             47,250

Stephen J. Schrantz              1994           336,757      175,000             15,000             72,925
Executive Vice President         1993           288,816      125,000             15,000             63,947
                                 1992           236,465       95,000             10,000             43,200

Michael D. Baker                 1994           255,221      120,000              7,000             53,469
Senior Vice President            1993           204,595       80,000              7,000             42,689
                                 1992           154,625       70,000              4,000             28,350

Michael K. Keating               1994           255,221      120,000              7,000             54,469
Senior Vice President            1993           204,595       80,000              7,000             43,961
                                 1992           154,625       70,000              4,000             28,350

(1) Included in Base Salary are amounts representing compensation deferred in 1994 to the Non-qualified Deferred Compensation Plan as follows: Mr. Schaefer, $68,248 and Mr. Landry, $39,652.

(2) All Other Compensation consists solely of the amounts representing the allocations to each Executive Officer under The Fifth Third Master Profit Sharing and Non-qualified Deferred Compensation Program.


STOCK OPTIONS

  The following table sets forth information concerning individual grants of options to purchase the Company's Common Stock made to the named executives in 1994:


                                                        OPTION GRANTS IN LAST FISCAL YEAR
- - --------------------------------------------------------------------------------------------------------------
                                                                                     Potential Realizable
                                           Percent of                              Value at Assumed Annual
                                              Total                                  Rates of Stock Price
                             Number of       Options                               Appreciation for Option
           Name                Shares      Granted to     Exercise    Expiration             Term
                             Underlying     Employees     or Base        Date      ---------------------------
                              Options       in Fiscal      Price                     5% ($)      10% ($)
                             Granted(1)       Year        ($/Sh.)
- - --------------------------------------------------------------------------------------------------------------
George A. Schaefer, Jr.          40,000        8.8         52.25       7/19/04     1,314,390     3,330,922

George W. Landry                 15,000        3.3         52.25       7/19/04       492,896     1,249,096

Stephen J. Schrantz              15,000        3.3         52.25       7/19/04       492,896     1,249,096

Michael D. Baker                  7,000        1.5         52.25       7/19/04       230,018       582,911

Michael K. Keating                7,000        1.5         52.25       7/19/04       230,018       582,911

(1)  All such options were granted July 19, 1994 and first become exercisable as to 25% of the shares covered after six months from the date of grant, as to 50% after one year of continued employment, as to 75% after two years of continued employment and are exercisable in full after the end of three years of continued employment.  The option exercise price is not adjustable over the 10-year term of the options except due to stock splits and similar occurrences affecting all outstanding stock.

  The following table sets forth certain information regarding individual exercises of stock options during 1994 by each of the named executives.

                AGGREGATED OPTION EXERCISES IN LAST FISCAL YEAR
- - --------------------------------------------------------------------------------------------------------------
                           Shares                 Number of Shares Underlying     Value of Unexercised In-the-
                          Acquired                   Unexercised Options at         Money Options at 12/31/94
                             on        Value                12/31/94
                          Exercise    Realized    Exercisable    Unexercisable    Exercisable    Unexercisable
         Name                (#)        ($)           (#)             (#)             ($)             ($)
- - --------------------------------------------------------------------------------------------------------------
George A. Schaefer, Jr.      5,793     176,362        102,500           67,500      1,191,248             0

George W. Landry             4,500     139,248         37,875           25,000        474,374             0

Stephen J. Schrantz          2,250      69,624         35,625           25,000        423,124             0

Michael D. Baker             2,250      69,624         15,313           11,500        182,074             0

Michael K. Keating           3,376      95,747         12,500           11,500        117,999             0

BENEFICIAL OWNERSHIP

  The following table sets forth certain information regarding the named executives' beneficial ownership of the Common Stock of the Company as of December 31, 1994.

                                                               SHARES OF COMMON STOCK OF THE
                                                                 COMPANY BENEFICIALLY OWNED

            TITLE OF CLASS             NAME OF OFFICER            NUMBER(1)     PERCENT OF CLASS
           -------------------------------------------------------------------------------------
            Common Stock           George A. Schaefer, Jr.         212,517         .0033

            Common Stock           George W. Landry                 93,873         .0015

            Common Stock           Stephen J. Schrantz              62,401         .0010

            Common Stock           Michael D. Baker                 47,432         .0073

            Common Stock           Michael K. Keating               22,851         .0004

- - ------------------------------------------------

(1)
     The amounts shown represent the total shares owned outright by such individuals together with shares which are issuable upon the exercise of currently exercisable, but unexercised stock options.  Specifically, the following individuals have the right to acquire the shares indicated after their names, upon the exercise of such stock options:  Mr. Schaefer, 102,500;
     Mr. Landry, 37,875; Mr. Schrantz, 35,625; Mr. Baker, 15,313; Mr. Keating, 12,500.

RETIREMENT PLANS

  The following table shows estimated annual benefits payable upon retirement under The Fifth Third Bancorp Master Retirement Plan and The Fifth Third
Bancorp Supplemental Retirement Income Plan based upon combinations of compensation levels and years of service:

                               PENSION PLAN TABLE
- - ------------------------------------------------------------------------------------------------------------
                          Approximate Annual Retirement Benefit Upon Retirement at Age 65 Before
                          Adjustments (1) (2) (3)
- - ------------------------------------------------------------------------------------------------------------
    Remuneration(4)(5)          15              20              25              30                35
- - ------------------------------------------------------------------------------------------------------------
         125,000                 17,897          23,864          29,827           35,794             35,794

         150,000                 21,707          28,943          36,176           43,413             43,413

         175,000                 25,522          34,031          42,535           51,044             51,044

         200,000                 29,335          39,115          48,889           58,669             58,669

         225,000                 33,147          44,198          55,243           66,294             66,294

         250,000                 36,960          49,282          61,597           73,919             73,919

         300,000                 44,585          59,449          74,305           89,169             89,169

         350,000                 52,210          69,616          87,012          104,419            104,419

         400,000                 59,835          79,783          99,720          119,669            119,669

         450,000                 67,459          89,950         112,428          134,919            134,919

         500,000                 75,085         100,118         125,136          150,169            150,169


         550,000                 82,709         110,285         137,844          165,419            165,419

         600,000                 90,334         120,452         150,551          180,669            180,669

         650,000                 97,959         130,619         163,259          195,919            195,919

         700,000                105,584         140,786         175,967          211,169            211,169

         750,000                113,209         150,954         188,675          226,419            226,419

(1)  Benefits shown are computed on the basis of a straight life annuity.
     Other available forms of benefits payment under The Fifth Third Bancorp Master Retirement Plan, which are the actuarial equivalent of the straight life annuity, are the joint and surviving spouse annuity, the contingent annuitant option, the life - 10 year certain option, and the single lump sum option. The method of payment from The Fifth Third Bancorp Supplemental Retirement Income Plan is a single lump sum.

(2) Under the current law, the maximum annual pension benefit payable under the Internal Revenue Code, applicable to The Fifth Third Bancorp Master Retirement Plan, is $115,641 for 1994. Any annual pension benefit accrued over $115,641 is payable under The Fifth Third Bancorp Supplemental Retirement Income Plan.

(3) For the purpose of computing a benefit under these Plans on December, 31, 1993, Mr. Schaefer had 24 years of credited service; Mr. Landry, 21 years; Mr. Schrantz, 11 years; Mr. Baker, 21 years; Mr. Keating, 9 years.

(4) The amounts shown are the gross benefit amounts provided by both the Fifth Third Bancorp Master Retirement Plan and the Fifth Third Bancorp Supplemental Retirement Income Plan. Plan benefits are determined as 30.5% of final average pay minus 11.1% of the participant's social security final average compensation (up to his social security covered compensation) with a reduction of 1/30th for each year of credited service less than 30. This formula and the above tables are subject to retroactive revision for compliance with Internal Revenue Service regulations. Benefits are also reduced for termination of service prior to age 60, for a commencement of benefit payments prior to age 65, and eliminated under the vesting schedule if the participant has less than five (5) vesting years.

(5) Compensation for retirement benefits calculations under the Fifth Third Bancorp Master Retirement Plan is defined as the base rate of pay and is based on the final average pay for the highest five consecutive years out of the ten years preceding retirement. Compensation consisting of bonuses and variable compensation is taken into account under the Fifth Third Bancorp Supplemental Retirement Income Plan. The 1994 base rate of pay plus bonuses and variable compensation are substantially the same as the amounts shown under the "Salary and Bonus" columns of the Summary Compensation Table. No more than an inflation adjusted $150,000 limit is taken into consideration under The Fifth Third Bancorp Master Retirement Plan. Compensation in excess of an inflation adjusted $150,000 limit is taken into account under The Fifth Third Bancorp Supplemental Retirement Income Plan.


COMPENSATION OF DIRECTORS

  Non-employee directors of the Company receive a single annual retainer of $10,000 and a fee of $1,000 per meeting attended (including committee meetings). Pursuant to a Deferred Compensation Plan, directors may annually defer from one-half to all of their compensation as directors until age 65 or until they cease to serve on the Board, whichever occurs last. The deferred funds bear interest until paid at an annually adjusted rate equal to 1% over the U.S. treasury bill rate. Directors who are also employees receive no additional compensation for service on the Board.


  The Fifth Third Bancorp 1990 Stock Option Plan provides for an automatic option grant every other year commencing in 1993 to all non-employee directors of 1,500 shares (not subject to adjustment for stock splits, stock dividends and similar events). The exercise price is equal to 100% of market price on the date of grant. Options are not exercisable for a period of six months from the date of grant and expire on the earlier of ten years from the date of grant, three months from the time a director leaves office, or one year from the date of death of a director.

COMPENSATION AND STOCK OPTION COMMITTEES

  Executive compensation and stock options are determined by the Compensation
and Stock Option Committee of the Board of Directors.   The formal report of
the Compensation and Stock Option Committee with respect to 1994 compensation and stock option grants is as follows:

             REPORT OF THE COMPENSATION AND STOCK OPTION COMMITTEE

POLICY

  The Company's compensation package for its executive officers consists of three components: (1) base salary; (2) annual performance-based bonuses; and
(3) annual stock option grants.

  The Compensation and Stock Option Committee is composed of four (4) directors who are not employees of the Company. This Committee is responsible for the approval and administration of the base salary level and annual bonus compensation programs as well as the stock option program for executive officers. In determining compensation levels, the Committee members consider salary and bonus levels which will attract and retain qualified executives when considered with the other components of the Company's compensation structure; specific annual performance criteria; and rewarding executive officers for continuous improvement in their respective areas which contribute to continual increases in stockholder value.

  The Company's philosophy for granting stock options is based on the principles of encouraging key employees to remain with the Company by providing them with a long-term interest in the Company's overall performance and incenting those executive officers to manage with a view toward maximizing long-term stockholder value.

  The Committee has reviewed the federal legislation limiting the deduction available for compensation paid to the Company's named executives under Internal Revenue Code Section 162(m). The Committee will continue to review the Company's executive compensation plans over the next year to determine what changes, if any, should be made as a result this limitation. The potential tax liability from the loss of deductibility over the next year is nominal.

BASE SALARY

  Executive officers' salaries are determined by evaluating the responsibilities of their positions and by comparing salaries paid in the marketplace for executives with similar experience and responsibilities. A comparison group of bank holding companies was established based on one or more common traits with the Company, such as market capitalization, asset size, geographic location, similar lines of business and financial returns on assets and equity. There are currently fifteen companies in this comparison group which is subject to change as the Company or its competitors change their focus, merge with other institutions or are acquired. Individual salary increases are reviewed annually and are based on the executive officer's performance and the Company's overall earnings during the preceding year, and are generally in the median range of the comparison group.

ANNUAL BONUSES

  Executive officers are also eligible to earn annual bonuses. The Committee establishes a target bonus matrix comprised of incrementally increasing amounts of earnings per share which, if attained, make available an incentive pool for bonus payments. At the end of 1993, the Company's goal was to accomplish its twenty-first consecutive record year of earnings. The matrix was established by the Committee to reflect a bonus pool which increased if incrementally higher earnings per share and net income resulted in 1994 as compared to 1993. In 1994, the target bonus could range up to 60% of base salary depending on the executive officer's position. However, if the Bancorp goals are not met, individual bonuses are reduced proportionately, with no bonuses paid unless earnings increase. In 1994, the target earnings were exceeded.

  Annual performance goals are also established for each executive officer, including personal and departmental goals. The nature of these goals differs depending upon each officer's job responsibilities. Goals are both qualitative in nature, such as the development and retention of key personnel, quality of products and services and management effectiveness; and quantitative in nature, such as sales and revenue goals and cost containment.

  At the end of each year, the extent to which the Company's profit plan goals are actually attained is measured. If all goals are completely met, the executive officers receive a target bonus amount. To the extent goals are partially met, then only that portion as expressed in the bonus matrix is paid out. Although specific relative weights are not assigned to each performance factor, a greater emphasis is placed on increasing earnings per share and net income.

STOCK OPTION GRANTS

  Stock options to purchase Common Stock are granted annually to key personnel under the Company's Amended 1990 Stock Option Plan. Grants are made to executive officers at an option price of 100% of the market value on the date of the grant. The Company's philosophy in granting stock options is primarily to increase executive officer ownership in the Company as opposed to serving as a vehicle for additional compensation. Executive officers are incented to manage with a view toward maximizing long-term stockholder value. In determining the total number of options to be granted annually to all recipients, including the executive officers, the Committee considers the number of options already held by the executive officers, dilution, number of shares of Common Stock outstanding and the performance of the Company during the immediately preceding year. This year's grant to employees totalled 454,600 shares, or .703% of shares outstanding. The Committee sets guidelines for the number of shares available for the granting of stock options to each executive officer based on the total number of options available, an evaluation of competitive data for grants by the comparison group as discussed under the "Base Salary" section above, and the executive officer's salary and position. These stock option grants provide incentive for the creation of shareholder value since the full benefit of the grant to each executive officer can only be realized with an appreciation in the price of the Company's common shares.

CHIEF EXECUTIVE OFFICER'S COMPENSATION AND STOCK OPTION GRANTS

  The Committee considered the following factors in determining the base salary for 1994 for Mr. George A. Schaefer, Jr., President and Chief Executive Officer of the Company: the Company's success in attaining its profit plan for 1993 as discussed below and the comparative data for comparable bank holding companies. Based on these factors, the Committee established Mr. Schaefer's base salary effective November 16, 1993 at $600,000, which is a 15.4% increase from his 1993 salary level of $520,000. This placed Mr. Schaefer's compensation at or near the fiftieth percentile of the peer group.

  For 1994, Mr. Schaefer was eligible to earn a cash bonus ranging up to 60% of his base salary based on specific measurable and subjective performance goals. The measurable performance goal set for Mr. Schaefer was the attainment of the Company's profit plan. The Committee also considered the subjective assessment of his ability to identify and develop key personnel as well as expressing the leadership and vision to continue the long-term growth of the Company. While the Committee did not assign specific relative weights to those goals, the level of annual bonus is more heavily dependent upon the attainment of the profit plan. The Company's profit plan was established to accomplish the twenty- first consecutive year of records earnings. For 1994, the Company's earnings increased 18.5% over 1993. Based on these factors, the Committee determined that Mr. Schaefer earned a bonus of $360,000, which represented 60% of his base salary for fiscal year 1994.

  On July 19, 1994, Mr. Schaefer was granted an option to purchase 40,000 shares of Common Stock of the Company. That grant was made in accordance with the guidelines of the Committee referenced above, including specifically the Company's increase in its year-to-date earnings for the 1994 fiscal year and comparison of Mr. Schaefer's overall compensation package with similar positions within the peer group as discussed above.

                        Gerald V. Dirvin             John D. Geary
                        Thomas L. Dahl               John J. Schiff, Jr.

COMPENSATION AND STOCK OPTION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

  The Compensation and Stock Option Committee members are Gerald V. Dirvin, Thomas L. Dahl, John D. Geary, and John J. Schiff, Jr. Mr. Schiff is Chairman and Director of John J. & Thomas R. Schiff & Company, Inc., an insurance agency through which the Company acquires certain insurance coverages. During 1994, insurance premiums, amounting to $1,551,954, at competitive rates, for various coverages were paid to the John J. & Thomas R. Schiff & Company, Inc., insurance agency.


                             FINANCIAL PERFORMANCE

TOTAL RETURN ANALYSIS

  The graph below summarizes the cumulative return experienced by the Company's shareholders over the years 1989 through 1994, compared to the S&P 500 Stock
Index, the S&P Major Regional Banks and the NASDAQ Banks.

FIFTH THIRD BANCORP VS. MARKET INDICES

                                1989    1990    1991    1992    1993    1994
- - -----------------------------------------------------------------------------
Fifth Third                     100     95      193     233     228     217
S & P Major Regional Banks      100     72      127     161     170     155
S & P 500                       100     93      118     123     132     130
NASDAQ                          100     65       90     136     176     178


                              CERTAIN TRANSACTIONS

  Fifth Third Bancorp has engaged and intends to continue to engage in the lending of money through its subsidiary, The Fifth Third Bank, to various of its Directors and corporations or other entities in which they may own a controlling interest. The loans to such persons (i) were made in the ordinary course of business, (ii) were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and (iii) did not involve more than a normal risk of collectibility or did not present other unfavorable features. During 1994 insurance premiums, amounting to $1,551,954, at competitive rates, for various coverages for the Company were paid to the John J. & Thomas R. Schiff & Company, Inc., of which Mr. Schiff is Chairman and a Director. During 1994, legal fees were paid by the Company to the law firm of Dinsmore & Shohl, of which firm one of the Directors of the Company, Mr. Carson, is of counsel.

                      PROPOSAL TO AMEND ARTICLE FOURTH OF
                       AMENDED ARTICLES OF INCORPORATION


  The Board of Directors recommends the amendment of Article Fourth of the Company's Amended Articles of Incorporation in the manner shown in Annex 1 hereto. The proposed Amendment to Article Fourth would change the number of authorized shares of the Company's Common Stock from one hundred million (100,000,000) shares to one hundred forty million (140,000,000) shares and the number of authorized shares of the Company's Preferred Stock from five hundred thousand (500,000) to three million five hundred thousand (3,500,000) shares. This change would be effective upon the date of filing of the Amendment to the Amended Articles with the Secretary of State of the State of Ohio.

  The Board of Directors believes that it is in the best interests of the Company and its Stockholders that the Company have a sufficient number of authorized but unissued shares available for possible use in future acquisitions and expansion opportunities that may arise, and for other proper purposes within the limitations of the law. The Company has no current plans to use its authorized but unissued shares of Common Stock without par value or its Preferred Stock without par value for any particular purpose.

  The resolutions attached to this Proxy Statement as Annex 1 will be submitted for adoption at the Annual Meeting. The affirmative vote of the holders of shares of the Common Stock, without par value, of the Company entitling them to exercise two-thirds of the voting power of such shares is necessary to adopt the proposed amendment. Proxies will be voted in favor of the resolutions unless otherwise instructed by the Stockholder. Abstentions and shares not voted by brokers and other entities holding shares on behalf of the beneficial owners will have the same effect as votes cast against the Amendment. The Board of Directors has declared the desirability of its adoption and recommends a vote for the resolutions.


                             PROPOSAL TO AMEND THE
                         AMENDED 1990 STOCK OPTION PLAN


  The Board of Directors of the Company, at its meeting on December 20, 1994, approved an amendment to the Fifth Third Bancorp Amended 1990 Stock Option Plan (the "1990 Plan"), which was originally approved by the Stockholders at the 1990 annual meeting, and was amended by the Stockholders at the 1992 annual meeting and 1993 annual meeting. The 1990 Plan permits the granting of options to key managerial personnel of the Company and its subsidiaries. As originally adopted, the 1990 Plan also provides that each non-employee Director shall be granted a non- qualified option on the date such person becomes a Director of the Company to purchase 1,500 shares of the Company's Common Stock at an option price equivalent to 100% of the fair market value of the Company's Common Stock on the effective date of the grant of such options. The 1990 Plan as amended March 17, 1992 grants every other year commencing in 1993 to each then current non-employee Director a non-qualified option to purchase 1,500 shares of the Common Stock of the Company and as amended March 16, 1993, increased the aggregate number of shares of Common Stock which may be issued under the 1990 Plan by 1 million shares. Under the 1990 Plan, all options are nontransferable, expire not more than 10 years from the date of grant, except in the case of death, when they expire one year following death and can be exercised by the deceased's estate.

  The purpose of amending the 1990 Plan is to provide additional shares for stock options to be granted. The Plan will remain in effect until terminated by the Board of Directors as originally adopted. The purpose and intent of the Plan is to provide key employees and directors of the Company and its subsidiaries with an incentive to increase their efforts promoting the success and progress of the Company and the value of the investment of its Stockholders to enable the Company to continue to attract and retain competent managerial personnel to fulfil positions of responsibility in all areas of the Company. The Board believes that the Plan accomplishes these results.

  Incentive options first exercisable by an employee in any one year under the Plan (and all other Plans of the Company) may not exceed $100,000 in value (determined at the time of grant). In addition, an incentive option granted to any person who owns 10% or more of the shares of voting stock of the Company must have an option price of not less than 110% of the fair market value of the shares at the time of grant and the option must expire not more than five (5) years after its grant.

  Originally, the 1990 Plan provided for 800,000 shares of the Company's Common Stock in the aggregate, which was amended to 1,200,000 shares as a result of a 3 for 2 stock split in the form of a stock dividend in paid April 15, 1992.
The March 10, 1993 amendment to the 1990 Plan, provided an additional 1,000,000 shares of the Company's Common Stock in the aggregate, available under the 1990 Plan. At December 31, 1994, there were 572,200 shares available under the Plan as it now exists. With the proposed amendment to the 1990 Plan, there will be an additional 1,000,000 shares of the Company's Common Stock in the aggregate available to key employees of the Company and its subsidiaries. The Amendment will not result in any new Plan benefits to the Company's Directors, Executive Officers or other employees.

  The proposal to approve and adopt the proposed amendment to the 1990 Plan is contained in the resolution attached to this Proxy Statement as Annex 2, and will be submitted to the Stockholders for adoption at the Annual Meeting. The affirmative vote of the holders of a majority of the Company's Common Stock present in person or by proxy at the Annual Meeting and entitled to vote is required to adopt the resolution. Proxies will be voted in favor of the resolution unless otherwise instructed by the Stockholders. Abstentions will have the same effect as votes cast against the Amendment provided such shares are properly present at the meeting in person or by proxy and shares not voted by brokers and other entities holding shares on behalf of beneficial owners will have no effect on the outcome of the proposal. The Board of Directors recommends a vote for adoption of the amendment to the 1990 Plan.

                                    AUDITORS

  The Board of Directors proposes and recommends that the Stockholders approve the selection by the Board of the firm of Deloitte & Touche LLP to serve as independent auditors for the Company for the year 1995. The firm has served as independent auditors for The Fifth Third Bank since 1970 and the Company since 1975. Representatives of Deloitte & Touche LLP will be present at the Stockholders' Meeting to make such comments as they desire and to respond to appropriate questions from Stockholders of the Company. Action by the Stockholders is not required by law in the appointment of independent auditors, but their appointment is submitted by the Board of Directors in order to give the Stockholders the final choice in the designation of auditors. If the resolution approving Deloitte & Touche LLP as the Company's independent auditors is rejected by the Stockholders then the Board of Directors will reconsider its choice of independent auditors. Proxies in the form solicited hereby which are returned to the Company will be voted in favor of the resolution unless otherwise instructed by the shareholders. Abstentions will have the same effect as votes cast against the resolution, provided such shares are properly present at the meeting in person or by proxy, and shares not voted by brokers and other entities holding shares on behalf of beneficial owners will have no effect on the outcome of the proposal. The Board of Directors recommends the adoption of the resolution.


                           1996 STOCKHOLDER PROPOSALS

  In order for Stockholder proposals for the 1996 Annual Meeting of Stockholders to be eligible for inclusion in the Company's Proxy Statement, they must be received by the Company at its principal office in Cincinnati, Ohio, prior to October 15, 1995.


                                 OTHER BUSINESS

  The Board of Directors does not know of any other business to be presented to the Meeting and does not intend to bring other matters before the Meeting. However, if any other matters properly come before the Meeting, it is intended that the persons named in the accompanying Proxy will vote thereon according to their best judgment and interest of the Company.


                                              By order of the Board of Directors

                                              MICHAEL K. KEATING
                                              Secretary

New or amended language is indicated by underlining

                                                                         ANNEX 1

                      PROPOSED AMENDMENT TO ARTICLE FOURTH
                      OF AMENDED ARTICLES OF INCORPORATION

RESOLVED, That Paragraphs (A), (A)(1) and the first sentence of (A)(2) of Article Fourth of the Amended Articles of Incorporation of Fifth Third Bancorp be, and they hereby are, amended in their entirety to read as follows:

     "FOURTH; (A) The total authorized number of shares of the corporation is One Hundred Forty Three Million Five Hundred Thousand (143,500,000) shares, which shall be classified as follows:

       (1) One Hundred Forty Million (140,000,000) shares of common stock, without par value. Each share of the common stock shall entitle the holder thereof to one (1) vote on each matter properly submitted to the stockholders for their vote, consent, waiver, release, or other action, subject to the provisions of the law with respect to cumulative voting.

       (2) Three Million Five Hundred Thousand (3,500,000) shares of Preferred Stock without par value."

RESOLVED, FURTHER, That the proper officers of the Company be and hereby are authorized and directed to take all actions, execute all instruments, and make all payments which are necessary or desirable, in their discretion, to make effective the foregoing amendment to the Amended Articles of Incorporation of the Company, including, without limitation, filing a certificate of such amendment with the Secretary of State of Ohio.


New or amended language is indicated by underlining

                                                                         ANNEX 2

                           PROPOSED AMENDMENT TO THE
                         AMENDED 1990 STOCK OPTION PLAN

RESOLVED, that the Fifth Third Bancorp Amended 1990 Stock Option Plan paragraph 4(b), is hereby amended to read as follows:

     (b) The aggregate number of shares of Common Stock which may be issued under this Plan shall not exceed 3,200,000 shares, subject, however, to the adjustment provided in paragraph 10 in the event of stock splits, stock dividends, exchanges of shares or the like occurring after the Effective Date. No stock option may be granted under this Plan which could cause such maximum limit to be exceeded.

[FIFTH THIRD BANCORP Logo]   PROXY

FIFTH THIRD BANCORP
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO 45263

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.
The undersigned hereby appoints John D. Geary, George A. Schaefer, Jr. and
Dennis J. Sullivan, Jr. and each of them, with FULL power of substitution, as proxies to vote, as designated below, FOR and in the name of the undersigned all shares of stock of FIFTH THIRD BANCORP which the undersigned is entitled to vote at the Annual Meeting of the Stockholders of said Company scheduled to be held March 21, 1995 at the offices of said Company, William S. Rowe Building,
Cincinnati, Ohio, or at any adjournment thereof.

THE BOARD OF DIRECTORS RECCOMENDS A FOR VOTE ON THE ELECTION OF DIRECTORS AND
ON THE PROPOSALS. PLEASE MARK AN X IN ONE BOX UNDER EACH ITEM.
1. ELECTION OF FIVE (5) CLASS III DIRECTORS     / / FOR ALL NOMINEES LISTED BELOW  / / WITHHOLD AUTHORITY TO VOTE
   CLASS III --  Clement L. Buenger, Gerald V. Dirvin, Ivan W. Gorr, Joseph H. Hoad, Jr., William J. Keating
              INSTRUCTION: To withhold authority to vote for any individual nominee, write the nominee's name in the space provided.
              _____________________________________________________________________________________________________________________
2. PROPOSAL   to amend Article Fourth of the Amended Articles of Incorporation to increase the authorized number of shares of Common
              Stock, without par value, from 100,000,000 shares to 140,000,000 shares and to increase the authorized number of shares of preferred stock without par value from 500,000 shares to 3,500,000 shares.
                        / / FOR                         / / AGAINST                             / / ABSTAIN
3. PROPOSAL   to adopt an amendment to the Amended 1990 Stock Option Plan to provide that the aggregate number of shares of Common
              Stock which may be issued under the Plan shall be increased by 1 million shares.
                        / / FOR                         / / AGAINST                             / / ABSTAIN
4. PROPOSAL   to approve the appointment of DELOITTE & TOUCHE, LLP as independent auditors of the Company.
                        / / FOR                         / / AGAINST                             / / ABSTAIN
5. PROPOSAL   in their discretion, the PROXIES are authorized to vote upon such other business as may properly come before the meeting.
                        / / FOR                         / / AGAINST                             / / ABSTAIN

This PROXY when executed will be voted in the manner directed hereby the undersigned STOCKHOLDER(S). If no direction is made, this PROXY will be voted FOR Proposals 1, 2, 3, 4 and 5
ALL FORMER PROXIES ARE HEREBY REVOKED.


                                        DATED:_____________, 1995

                                              --------------------
                                              | NUMBER OF SHARES |
                                              --------------------


                                        --------------------------------
                                            (Signature of Stockholder)


                                        --------------------------------
                                            (Signature of Stockholder)

                                        (Please sign exactly as your name or
                                        names appear opposite. All joint owners
                                        should sign. When signing in a
                                        fiduciary capacity or as a corporate
                                        officer, please give your full title as
                                        such.)